Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Equity Trust
Entity Central Index Key	0001063946
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000215377
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 100 Fund
Class Name	Class A
Trading Symbol	VYCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$44	0.81%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.81%
AssetsNet	$ 1,137,833,764
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,137,833,764 # of Portfolio Holdings101 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.7%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	1.3%
Tesla, Inc.	1.3%
Capital One Financial Corp.	1.2%
Charles Schwab Corp.	1.2%
Morgan Stanley	1.2%
Netflix, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Walt Disney Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
Charter Communications, Inc. - Class A	1.1%

C000215373
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 100 Fund
Class Name	Class C
Trading Symbol	VYCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$71	1.31%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.31%
AssetsNet	$ 1,137,833,764
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,137,833,764 # of Portfolio Holdings101 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.7%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	1.3%
Tesla, Inc.	1.3%
Capital One Financial Corp.	1.2%
Charles Schwab Corp.	1.2%
Morgan Stanley	1.2%
Netflix, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Walt Disney Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
Charter Communications, Inc. - Class A	1.1%

C000215374
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 100 Fund
Class Name	Class I
Trading Symbol	VYCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 1,137,833,764
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,137,833,764 # of Portfolio Holdings101 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.7%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	1.3%
Tesla, Inc.	1.3%
Capital One Financial Corp.	1.2%
Charles Schwab Corp.	1.2%
Morgan Stanley	1.2%
Netflix, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Walt Disney Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
Charter Communications, Inc. - Class A	1.1%

C000215381
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 100 Fund
Class Name	Class R
Trading Symbol	VYCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$57	1.06%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%
AssetsNet	$ 1,137,833,764
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,137,833,764 # of Portfolio Holdings101 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.7%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	1.3%
Tesla, Inc.	1.3%
Capital One Financial Corp.	1.2%
Charles Schwab Corp.	1.2%
Morgan Stanley	1.2%
Netflix, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Walt Disney Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
Charter Communications, Inc. - Class A	1.1%

C000215378
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 100 Fund
Class Name	Class R6
Trading Symbol	VYCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,137,833,764
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,137,833,764 # of Portfolio Holdings101 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.7%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	1.3%
Tesla, Inc.	1.3%
Capital One Financial Corp.	1.2%
Charles Schwab Corp.	1.2%
Morgan Stanley	1.2%
Netflix, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Walt Disney Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
Charter Communications, Inc. - Class A	1.1%

C000215380
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> 100 Fund
Class Name	Class W
Trading Symbol	VYCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$30	0.56%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,137,833,764
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,137,833,764 # of Portfolio Holdings101 Portfolio Turnover Rate11%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.7%
Common Stock	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	1.3%
Tesla, Inc.	1.3%
Capital One Financial Corp.	1.2%
Charles Schwab Corp.	1.2%
Morgan Stanley	1.2%
Netflix, Inc.	1.2%
Booking Holdings, Inc.	1.2%
Walt Disney Co.	1.1%
Goldman Sachs Group, Inc.	1.1%
Charter Communications, Inc. - Class A	1.1%

C000215405
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class A
Trading Symbol	VYGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$58	1.11%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%
AssetsNet	$ 467,264,861
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$467,264,861 # of Portfolio Holdings285 Portfolio Turnover Rate74%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Preferred Stock	1.6%
Equity-Linked Notes	1.7%
Convertible Bonds/Notes	28.2%
Common Stock	31.7%
Corporate Bonds/Notes	32.0%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	1.5%
Microsoft Corp.	1.4%
NVIDIA Corp.	1.4%
NCL Corp. Ltd., 1.125%, 02/15/27	1.2%
Amazon.com, Inc.	1.2%
PG&E Corp., 4.250%, 12/01/27	0.9%
Bombardier, Inc., 7.500%, 02/01/29	1.0%
Open Text Holdings, Inc., 4.125%, 12/01/31	0.9%
GS Finance Corp., 1.500%, 08/23/27	0.9%
Hudbay Minerals, Inc., 6.125%, 04/01/29	0.9%

C000215404
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class C
Trading Symbol	VYGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$96	1.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.86%
AssetsNet	$ 467,264,861
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$467,264,861 # of Portfolio Holdings285 Portfolio Turnover Rate74%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Preferred Stock	1.6%
Equity-Linked Notes	1.7%
Convertible Bonds/Notes	28.2%
Common Stock	31.7%
Corporate Bonds/Notes	32.0%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	1.5%
Microsoft Corp.	1.4%
NVIDIA Corp.	1.4%
NCL Corp. Ltd., 1.125%, 02/15/27	1.2%
Amazon.com, Inc.	1.2%
PG&E Corp., 4.250%, 12/01/27	0.9%
Bombardier, Inc., 7.500%, 02/01/29	1.0%
Open Text Holdings, Inc., 4.125%, 12/01/31	0.9%
GS Finance Corp., 1.500%, 08/23/27	0.9%
Hudbay Minerals, Inc., 6.125%, 04/01/29	0.9%

C000215403
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class I
Trading Symbol	VYGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
AssetsNet	$ 467,264,861
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$467,264,861 # of Portfolio Holdings285 Portfolio Turnover Rate74%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Preferred Stock	1.6%
Equity-Linked Notes	1.7%
Convertible Bonds/Notes	28.2%
Common Stock	31.7%
Corporate Bonds/Notes	32.0%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	1.5%
Microsoft Corp.	1.4%
NVIDIA Corp.	1.4%
NCL Corp. Ltd., 1.125%, 02/15/27	1.2%
Amazon.com, Inc.	1.2%
PG&E Corp., 4.250%, 12/01/27	0.9%
Bombardier, Inc., 7.500%, 02/01/29	1.0%
Open Text Holdings, Inc., 4.125%, 12/01/31	0.9%
GS Finance Corp., 1.500%, 08/23/27	0.9%
Hudbay Minerals, Inc., 6.125%, 04/01/29	0.9%

C000215400
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class R6
Trading Symbol	VYGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
AssetsNet	$ 467,264,861
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$467,264,861 # of Portfolio Holdings285 Portfolio Turnover Rate74%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Preferred Stock	1.6%
Equity-Linked Notes	1.7%
Convertible Bonds/Notes	28.2%
Common Stock	31.7%
Corporate Bonds/Notes	32.0%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	1.5%
Microsoft Corp.	1.4%
NVIDIA Corp.	1.4%
NCL Corp. Ltd., 1.125%, 02/15/27	1.2%
Amazon.com, Inc.	1.2%
PG&E Corp., 4.250%, 12/01/27	0.9%
Bombardier, Inc., 7.500%, 02/01/29	1.0%
Open Text Holdings, Inc., 4.125%, 12/01/31	0.9%
GS Finance Corp., 1.500%, 08/23/27	0.9%
Hudbay Minerals, Inc., 6.125%, 04/01/29	0.9%

C000215401
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class W
Trading Symbol	VYGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
AssetsNet	$ 467,264,861
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$467,264,861 # of Portfolio Holdings285 Portfolio Turnover Rate74%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.8%
Preferred Stock	1.6%
Equity-Linked Notes	1.7%
Convertible Bonds/Notes	28.2%
Common Stock	31.7%
Corporate Bonds/Notes	32.0%

Largest Holdings [Text Block]

Top 10 Holdings

Apple, Inc.	1.5%
Microsoft Corp.	1.4%
NVIDIA Corp.	1.4%
NCL Corp. Ltd., 1.125%, 02/15/27	1.2%
Amazon.com, Inc.	1.2%
PG&E Corp., 4.250%, 12/01/27	0.9%
Bombardier, Inc., 7.500%, 02/01/29	1.0%
Open Text Holdings, Inc., 4.125%, 12/01/31	0.9%
GS Finance Corp., 1.500%, 08/23/27	0.9%
Hudbay Minerals, Inc., 6.125%, 04/01/29	0.9%

C000055103
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class A
Trading Symbol	IEDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$58	1.09%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%
AssetsNet	$ 835,785,492
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$835,785,492 # of Portfolio Holdings66 Portfolio Turnover Rate54%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.4%
AT&T, Inc.	3.2%
Parker-Hannifin Corp.	2.8%
UnitedHealth Group, Inc.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Kenvue, Inc.	2.6%
PNC Financial Services Group, Inc.	2.5%
Chevron Corp.	2.5%
Intercontinental Exchange, Inc.	2.3%

C000055105
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class C
Trading Symbol	IEDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$98	1.84%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.84%
AssetsNet	$ 835,785,492
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$835,785,492 # of Portfolio Holdings66 Portfolio Turnover Rate54%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.4%
AT&T, Inc.	3.2%
Parker-Hannifin Corp.	2.8%
UnitedHealth Group, Inc.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Kenvue, Inc.	2.6%
PNC Financial Services Group, Inc.	2.5%
Chevron Corp.	2.5%
Intercontinental Exchange, Inc.	2.3%

C000055106
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class I
Trading Symbol	IEDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$41	0.76%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%
AssetsNet	$ 835,785,492
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$835,785,492 # of Portfolio Holdings66 Portfolio Turnover Rate54%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.4%
AT&T, Inc.	3.2%
Parker-Hannifin Corp.	2.8%
UnitedHealth Group, Inc.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Kenvue, Inc.	2.6%
PNC Financial Services Group, Inc.	2.5%
Chevron Corp.	2.5%
Intercontinental Exchange, Inc.	2.3%

C000103066
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class R
Trading Symbol	IEDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$69	1.29%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.29%
AssetsNet	$ 835,785,492
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$835,785,492 # of Portfolio Holdings66 Portfolio Turnover Rate54%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.4%
AT&T, Inc.	3.2%
Parker-Hannifin Corp.	2.8%
UnitedHealth Group, Inc.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Kenvue, Inc.	2.6%
PNC Financial Services Group, Inc.	2.5%
Chevron Corp.	2.5%
Intercontinental Exchange, Inc.	2.3%

C000122002
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class R6
Trading Symbol	IEDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
AssetsNet	$ 835,785,492
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$835,785,492 # of Portfolio Holdings66 Portfolio Turnover Rate54%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.4%
AT&T, Inc.	3.2%
Parker-Hannifin Corp.	2.8%
UnitedHealth Group, Inc.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Kenvue, Inc.	2.6%
PNC Financial Services Group, Inc.	2.5%
Chevron Corp.	2.5%
Intercontinental Exchange, Inc.	2.3%

C000078999
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class W
Trading Symbol	IWEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
AssetsNet	$ 835,785,492
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$835,785,492 # of Portfolio Holdings66 Portfolio Turnover Rate54%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.4%
AT&T, Inc.	3.2%
Parker-Hannifin Corp.	2.8%
UnitedHealth Group, Inc.	2.7%
Dover Corp.	2.7%
Wells Fargo & Co.	2.6%
Kenvue, Inc.	2.6%
PNC Financial Services Group, Inc.	2.5%
Chevron Corp.	2.5%
Intercontinental Exchange, Inc.	2.3%

C000022956
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class A
Trading Symbol	NLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
AssetsNet	$ 776,781,787
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$776,781,787 # of Portfolio Holdings55 Portfolio Turnover Rate29%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.2%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	11.8%
Microsoft Corp.	9.3%
Apple, Inc.	9.3%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Visa, Inc. - Class A	2.8%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.6%

C000022958
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class C
Trading Symbol	NLCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$88	1.64%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.64%
AssetsNet	$ 776,781,787
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$776,781,787 # of Portfolio Holdings55 Portfolio Turnover Rate29%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.2%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	11.8%
Microsoft Corp.	9.3%
Apple, Inc.	9.3%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Visa, Inc. - Class A	2.8%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.6%

C000022959
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class I
Trading Symbol	PLCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
AssetsNet	$ 776,781,787
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$776,781,787 # of Portfolio Holdings55 Portfolio Turnover Rate29%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.2%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	11.8%
Microsoft Corp.	9.3%
Apple, Inc.	9.3%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Visa, Inc. - Class A	2.8%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.6%

C000144636
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class R
Trading Symbol	VGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$61	1.14%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.14%
AssetsNet	$ 776,781,787
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$776,781,787 # of Portfolio Holdings55 Portfolio Turnover Rate29%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.2%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	11.8%
Microsoft Corp.	9.3%
Apple, Inc.	9.3%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Visa, Inc. - Class A	2.8%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.6%

C000156671
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class R6
Trading Symbol	VGOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$30	0.56%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
AssetsNet	$ 776,781,787
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$776,781,787 # of Portfolio Holdings55 Portfolio Turnover Rate29%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.2%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	11.8%
Microsoft Corp.	9.3%
Apple, Inc.	9.3%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Visa, Inc. - Class A	2.8%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.6%

C000081603
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class W
Trading Symbol	IGOWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 776,781,787
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$776,781,787 # of Portfolio Holdings55 Portfolio Turnover Rate29%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.2%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	11.8%
Microsoft Corp.	9.3%
Apple, Inc.	9.3%
Amazon.com, Inc.	7.9%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Visa, Inc. - Class A	2.8%
Tesla, Inc.	2.6%
Eli Lilly & Co.	2.6%

C000215383
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class A
Trading Symbol	VYMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 179,467,624
Holdings Count | Holding	303
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$179,467,624 # of Portfolio Holdings303 Portfolio Turnover Rate37%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.4%
Common Stock	98.4%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.4%
Owens Corning	1.1%
AECOM	1.0%
US Foods Holding Corp.	1.0%
EMCOR Group, Inc.	1.0%
RPM International, Inc.	1.0%
Equitable Holdings, Inc.	0.9%
Unum Group	0.9%
Carlisle Cos., Inc.	0.9%
Jefferies Financial Group, Inc.	0.9%

C000215384
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class C
Trading Symbol	VYMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$78	1.45%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.45%
AssetsNet	$ 179,467,624
Holdings Count | Holding	303
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$179,467,624 # of Portfolio Holdings303 Portfolio Turnover Rate37%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.4%
Common Stock	98.4%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.4%
Owens Corning	1.1%
AECOM	1.0%
US Foods Holding Corp.	1.0%
EMCOR Group, Inc.	1.0%
RPM International, Inc.	1.0%
Equitable Holdings, Inc.	0.9%
Unum Group	0.9%
Carlisle Cos., Inc.	0.9%
Jefferies Financial Group, Inc.	0.9%

C000215385
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class I
Trading Symbol	VYMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 179,467,624
Holdings Count | Holding	303
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$179,467,624 # of Portfolio Holdings303 Portfolio Turnover Rate37%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.4%
Common Stock	98.4%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.4%
Owens Corning	1.1%
AECOM	1.0%
US Foods Holding Corp.	1.0%
EMCOR Group, Inc.	1.0%
RPM International, Inc.	1.0%
Equitable Holdings, Inc.	0.9%
Unum Group	0.9%
Carlisle Cos., Inc.	0.9%
Jefferies Financial Group, Inc.	0.9%

C000215388
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class R
Trading Symbol	VYMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$64	1.20%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
AssetsNet	$ 179,467,624
Holdings Count | Holding	303
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$179,467,624 # of Portfolio Holdings303 Portfolio Turnover Rate37%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.4%
Common Stock	98.4%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.4%
Owens Corning	1.1%
AECOM	1.0%
US Foods Holding Corp.	1.0%
EMCOR Group, Inc.	1.0%
RPM International, Inc.	1.0%
Equitable Holdings, Inc.	0.9%
Unum Group	0.9%
Carlisle Cos., Inc.	0.9%
Jefferies Financial Group, Inc.	0.9%

C000215382
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class W
Trading Symbol	VYMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 179,467,624
Holdings Count | Holding	303
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$179,467,624 # of Portfolio Holdings303 Portfolio Turnover Rate37%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	1.2%
Exchange-Traded Funds	1.4%
Common Stock	98.4%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.4%
Owens Corning	1.1%
AECOM	1.0%
US Foods Holding Corp.	1.0%
EMCOR Group, Inc.	1.0%
RPM International, Inc.	1.0%
Equitable Holdings, Inc.	0.9%
Unum Group	0.9%
Carlisle Cos., Inc.	0.9%
Jefferies Financial Group, Inc.	0.9%

C000022966
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class A
Trading Symbol	NMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$64	1.17%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.17%
AssetsNet	$ 766,613,219
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$766,613,219 # of Portfolio Holdings88 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	1.9%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

AppLovin Corp. - Class A	4.0%
Palantir Technologies, Inc. - Class A	3.5%
Trade Desk, Inc. - Class A	3.2%
Datadog, Inc. - Class A	3.2%
Blue Owl Capital, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Axon Enterprise, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Fair Isaac Corp.	2.0%
Block, Inc.	1.9%

C000022968
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class C
Trading Symbol	NMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$104	1.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.92%
AssetsNet	$ 766,613,219
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$766,613,219 # of Portfolio Holdings88 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	1.9%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

AppLovin Corp. - Class A	4.0%
Palantir Technologies, Inc. - Class A	3.5%
Trade Desk, Inc. - Class A	3.2%
Datadog, Inc. - Class A	3.2%
Blue Owl Capital, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Axon Enterprise, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Fair Isaac Corp.	2.0%
Block, Inc.	1.9%

C000022969
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class I
Trading Symbol	NMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$50	0.92%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%
AssetsNet	$ 766,613,219
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$766,613,219 # of Portfolio Holdings88 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	1.9%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

AppLovin Corp. - Class A	4.0%
Palantir Technologies, Inc. - Class A	3.5%
Trade Desk, Inc. - Class A	3.2%
Datadog, Inc. - Class A	3.2%
Blue Owl Capital, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Axon Enterprise, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Fair Isaac Corp.	2.0%
Block, Inc.	1.9%

C000103065
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class R
Trading Symbol	IMORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$77	1.42%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.42%
AssetsNet	$ 766,613,219
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$766,613,219 # of Portfolio Holdings88 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	1.9%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

AppLovin Corp. - Class A	4.0%
Palantir Technologies, Inc. - Class A	3.5%
Trade Desk, Inc. - Class A	3.2%
Datadog, Inc. - Class A	3.2%
Blue Owl Capital, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Axon Enterprise, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Fair Isaac Corp.	2.0%
Block, Inc.	1.9%

C000122001
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class R6
Trading Symbol	IMOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$45	0.83%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
AssetsNet	$ 766,613,219
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$766,613,219 # of Portfolio Holdings88 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	1.9%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

AppLovin Corp. - Class A	4.0%
Palantir Technologies, Inc. - Class A	3.5%
Trade Desk, Inc. - Class A	3.2%
Datadog, Inc. - Class A	3.2%
Blue Owl Capital, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Axon Enterprise, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Fair Isaac Corp.	2.0%
Block, Inc.	1.9%

C000078998
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class W
Trading Symbol	IMOWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$50	0.92%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%
AssetsNet	$ 766,613,219
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$766,613,219 # of Portfolio Holdings88 Portfolio Turnover Rate57%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	1.9%
Common Stock	98.9%

Largest Holdings [Text Block]

Top 10 Holdings

AppLovin Corp. - Class A	4.0%
Palantir Technologies, Inc. - Class A	3.5%
Trade Desk, Inc. - Class A	3.2%
Datadog, Inc. - Class A	3.2%
Blue Owl Capital, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Axon Enterprise, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Fair Isaac Corp.	2.0%
Block, Inc.	1.9%

C000105101
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Mid Cap Value Fund
Class Name	Class I
Trading Symbol	IMCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager Mid Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 157,233,535
Holdings Count | Holding	336
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$157,233,535 # of Portfolio Holdings336 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.1%
Exchange-Traded Funds	0.2%
Common Stock	98.6%

Largest Holdings [Text Block]

Top 10 Holdings

Alliant Energy Corp.	1.8%
Willis Towers Watson PLC	1.8%
BJ's Wholesale Club Holdings, Inc.	1.7%
US Foods Holding Corp.	1.7%
Hartford Financial Services Group, Inc.	1.6%
Baker Hughes Co.	1.6%
Crown Holdings, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
National Retail Properties, Inc.	1.5%
Ross Stores, Inc.	1.3%

C000238235
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class A
Trading Symbol	VWYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$67	1.23%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.23%
AssetsNet	$ 1,348,462,277
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,348,462,277 # of Portfolio Holdings106 Portfolio Turnover Rate65%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.3%
Common Stock	95.6%

Largest Holdings [Text Block]

Top 10 Holdings

FTAI Aviation Ltd.	2.7%
Skyline Champion Corp.	2.5%
ExlService Holdings, Inc.	2.2%
Modine Manufacturing Co.	1.8%
Western Alliance Bancorp	1.8%
Globant SA	1.8%
Rambus, Inc.	1.7%
Herc Holdings, Inc.	1.7%
Littelfuse, Inc.	1.7%
Piper Sandler Cos.	1.7%

C000238236
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class C
Trading Symbol	VWYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$108	1.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.98%
AssetsNet	$ 1,348,462,277
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,348,462,277 # of Portfolio Holdings106 Portfolio Turnover Rate65%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.3%
Common Stock	95.6%

Largest Holdings [Text Block]

Top 10 Holdings

FTAI Aviation Ltd.	2.7%
Skyline Champion Corp.	2.5%
ExlService Holdings, Inc.	2.2%
Modine Manufacturing Co.	1.8%
Western Alliance Bancorp	1.8%
Globant SA	1.8%
Rambus, Inc.	1.7%
Herc Holdings, Inc.	1.7%
Littelfuse, Inc.	1.7%
Piper Sandler Cos.	1.7%

C000234687
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class I
Trading Symbol	TCMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$50	0.91%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,348,462,277
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,348,462,277 # of Portfolio Holdings106 Portfolio Turnover Rate65%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.3%
Common Stock	95.6%

Largest Holdings [Text Block]

Top 10 Holdings

FTAI Aviation Ltd.	2.7%
Skyline Champion Corp.	2.5%
ExlService Holdings, Inc.	2.2%
Modine Manufacturing Co.	1.8%
Western Alliance Bancorp	1.8%
Globant SA	1.8%
Rambus, Inc.	1.7%
Herc Holdings, Inc.	1.7%
Littelfuse, Inc.	1.7%
Piper Sandler Cos.	1.7%

C000238233
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class R
Trading Symbol	VWYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$81	1.48%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.48%
AssetsNet	$ 1,348,462,277
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,348,462,277 # of Portfolio Holdings106 Portfolio Turnover Rate65%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.3%
Common Stock	95.6%

Largest Holdings [Text Block]

Top 10 Holdings

FTAI Aviation Ltd.	2.7%
Skyline Champion Corp.	2.5%
ExlService Holdings, Inc.	2.2%
Modine Manufacturing Co.	1.8%
Western Alliance Bancorp	1.8%
Globant SA	1.8%
Rambus, Inc.	1.7%
Herc Holdings, Inc.	1.7%
Littelfuse, Inc.	1.7%
Piper Sandler Cos.	1.7%

C000234688
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	VLNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
AssetsNet	$ 1,348,462,277
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,348,462,277 # of Portfolio Holdings106 Portfolio Turnover Rate65%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.3%
Common Stock	95.6%

Largest Holdings [Text Block]

Top 10 Holdings

FTAI Aviation Ltd.	2.7%
Skyline Champion Corp.	2.5%
ExlService Holdings, Inc.	2.2%
Modine Manufacturing Co.	1.8%
Western Alliance Bancorp	1.8%
Globant SA	1.8%
Rambus, Inc.	1.7%
Herc Holdings, Inc.	1.7%
Littelfuse, Inc.	1.7%
Piper Sandler Cos.	1.7%

C000238237
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class W
Trading Symbol	VWYKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$54	0.98%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.98%
AssetsNet	$ 1,348,462,277
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,348,462,277 # of Portfolio Holdings106 Portfolio Turnover Rate65%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.0%
Exchange-Traded Funds	1.3%
Common Stock	95.6%

Largest Holdings [Text Block]

Top 10 Holdings

FTAI Aviation Ltd.	2.7%
Skyline Champion Corp.	2.5%
ExlService Holdings, Inc.	2.2%
Modine Manufacturing Co.	1.8%
Western Alliance Bancorp	1.8%
Globant SA	1.8%
Rambus, Inc.	1.7%
Herc Holdings, Inc.	1.7%
Littelfuse, Inc.	1.7%
Piper Sandler Cos.	1.7%

C000215396
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class A
Trading Symbol	VYSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$64	1.17%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.17%
AssetsNet	$ 186,819,833
Holdings Count | Holding	183
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$186,819,833 # of Portfolio Holdings183 Portfolio Turnover Rate93%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	1.7%
Exchange-Traded Funds	1.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell 2000 ETF	1.6%
ExlService Holdings, Inc.	1.5%
Acadia Realty Trust	1.5%
Excelerate Energy, Inc. - Class A	1.5%
nVent Electric PLC	1.3%
Armstrong World Industries, Inc.	1.3%
Allison Transmission Holdings, Inc.	1.2%
Element Solutions, Inc.	1.2%
Mueller Water Products, Inc. - Class A	1.2%
Hancock Whitney Corp.	1.1%

C000215395
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class C
Trading Symbol	VYSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$105	1.92%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.92%
AssetsNet	$ 186,819,833
Holdings Count | Holding	183
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$186,819,833 # of Portfolio Holdings183 Portfolio Turnover Rate93%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	1.7%
Exchange-Traded Funds	1.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell 2000 ETF	1.6%
ExlService Holdings, Inc.	1.5%
Acadia Realty Trust	1.5%
Excelerate Energy, Inc. - Class A	1.5%
nVent Electric PLC	1.3%
Armstrong World Industries, Inc.	1.3%
Allison Transmission Holdings, Inc.	1.2%
Element Solutions, Inc.	1.2%
Mueller Water Products, Inc. - Class A	1.2%
Hancock Whitney Corp.	1.1%

C000215394
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class I
Trading Symbol	VYSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$47	0.86%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
AssetsNet	$ 186,819,833
Holdings Count | Holding	183
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$186,819,833 # of Portfolio Holdings183 Portfolio Turnover Rate93%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	1.7%
Exchange-Traded Funds	1.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell 2000 ETF	1.6%
ExlService Holdings, Inc.	1.5%
Acadia Realty Trust	1.5%
Excelerate Energy, Inc. - Class A	1.5%
nVent Electric PLC	1.3%
Armstrong World Industries, Inc.	1.3%
Allison Transmission Holdings, Inc.	1.2%
Element Solutions, Inc.	1.2%
Mueller Water Products, Inc. - Class A	1.2%
Hancock Whitney Corp.	1.1%

C000215391
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class R
Trading Symbol	VYSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$78	1.42%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.42%
AssetsNet	$ 186,819,833
Holdings Count | Holding	183
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$186,819,833 # of Portfolio Holdings183 Portfolio Turnover Rate93%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	1.7%
Exchange-Traded Funds	1.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell 2000 ETF	1.6%
ExlService Holdings, Inc.	1.5%
Acadia Realty Trust	1.5%
Excelerate Energy, Inc. - Class A	1.5%
nVent Electric PLC	1.3%
Armstrong World Industries, Inc.	1.3%
Allison Transmission Holdings, Inc.	1.2%
Element Solutions, Inc.	1.2%
Mueller Water Products, Inc. - Class A	1.2%
Hancock Whitney Corp.	1.1%

C000215397
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class R6
Trading Symbol	VYSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
AssetsNet	$ 186,819,833
Holdings Count | Holding	183
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$186,819,833 # of Portfolio Holdings183 Portfolio Turnover Rate93%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	1.7%
Exchange-Traded Funds	1.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell 2000 ETF	1.6%
ExlService Holdings, Inc.	1.5%
Acadia Realty Trust	1.5%
Excelerate Energy, Inc. - Class A	1.5%
nVent Electric PLC	1.3%
Armstrong World Industries, Inc.	1.3%
Allison Transmission Holdings, Inc.	1.2%
Element Solutions, Inc.	1.2%
Mueller Water Products, Inc. - Class A	1.2%
Hancock Whitney Corp.	1.1%

C000215390
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class W
Trading Symbol	VYSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$50	0.92%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%
AssetsNet	$ 186,819,833
Holdings Count | Holding	183
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$186,819,833 # of Portfolio Holdings183 Portfolio Turnover Rate93%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	1.7%
Exchange-Traded Funds	1.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell 2000 ETF	1.6%
ExlService Holdings, Inc.	1.5%
Acadia Realty Trust	1.5%
Excelerate Energy, Inc. - Class A	1.5%
nVent Electric PLC	1.3%
Armstrong World Industries, Inc.	1.3%
Allison Transmission Holdings, Inc.	1.2%
Element Solutions, Inc.	1.2%
Mueller Water Products, Inc. - Class A	1.2%
Hancock Whitney Corp.	1.1%

C000242977
Shareholder Report [Line Items]
Fund Name	Voya VACS Series MCV Fund
Class Name	VACS Series
Trading Symbol	VVJEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Series MCV Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 144,070,190
Holdings Count | Holding	336
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$144,070,190 # of Portfolio Holdings336 Portfolio Turnover Rate27%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.3%
Exchange-Traded Funds	0.3%
Common Stock	98.8%

Largest Holdings [Text Block]

Top 10 Holdings

Alliant Energy Corp.	1.8%
Willis Towers Watson PLC	1.8%
BJ's Wholesale Club Holdings, Inc.	1.7%
US Foods Holding Corp.	1.7%
Baker Hughes Co.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Crown Holdings, Inc.	1.6%
Quest Diagnostics, Inc.	1.5%
National Retail Properties, Inc.	1.5%
Packaging Corp. of America	1.3%